UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                ---------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):            [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Orchard Hill Capital Partners LP

Address:   200 Riverside Blvd.
           Apt. 24C
           New York, New York 10069


Form 13F File Number:  028-14444
                       --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Fussteig
Title:  Managing Member of General Partner
Phone:  917-544-8885

Signature,  Place,  and  Date  of  Signing:

/s/ Marc Fustteig                  New York, New York               May 16, 2011
---------------------------------  -------------------------------  ------------
[Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      207,900
                                         --------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number            Name

NONE



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMGEN INC                    COM             031162100    4,152    77,686 SH       SOLE                   77,686
AMGEN INC                    COM             031162100   16,292   304,800 SH  CALL SOLE                  304,800
ENERGY CONVERSION DEVICES IN COM             292659109      145    64,300 SH       SOLE                   64,300
EVERGREEN SOLAR INC          NOTE 4.000% 7/1 30033RAC2    1,888 7,550,000 PRN      SOLE
GILEAD SCIENCES INC          COM             375558103   17,137   336,296 SH       SOLE                  336,296
GILEAD SCIENCES INC          COM             375558103   14,633   403,800 SH  CALL SOLE                  403,800
GILEAD SCIENCES INC          COM             375558103   16,025   377,600 SH  PUT  SOLE                  377,600
NABORS INDUSTRIES LTD        SHS             G6359F103    8,251   271,600 SH       SOLE                  271,600
NABORS INDUSTRIES LTD        SHS             G6359F103   88,637 2,917,600 SH  CALL SOLE                2,917,600
SYMANTEC CORP                COM             871503108    5,440   293,400 SH       SOLE                  293,400
SYMANTEC CORP                COM             871503108   35,300 1,904,000 SH  CALL SOLE                1,904,000
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